UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: MARCH 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (60.60%)
Bank Debt (52.28%) (1)
Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$75,079	$41,106	0.01%

Alumina and Aluminum Production and Processing (11.44%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/16 (2), (3)	$63,294,168	21,393,429	6.61%
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15 (3)	$15,641,187	15,641,187	4.83%
Total Alumina and Aluminum Production and Processing		37,034,616

Business Support Services (6.44%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$20,517,962	20,825,731	6.44%

Communications Equipment Manufacturing (2.06%)
Dialogic Corporation, Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2), (3)	$23,936,160	6,679,505	2.06%

Electronic Shopping and Mail-Order Houses (1.76%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$5,689,106	5,680,572	1.76%

Management, Scientific, and Technical Consulting Services (5.36%)
Hill International, Inc., Senior Secured 1st Lien Term Loan, 7.5%, due 10/18/16	$17,333,333	17,333,333	5.36%

Nonscheduled Air Transportation (1.75%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$5,814,017	5,654,131	1.75%

Other Financial Investment Activities (2.55%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$14,705,705	8,235,195	2.55%

Other Telecommunications (2.20%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$6,556,736	7,114,059	2.20%

Plastics Product Manufacturing (11.42%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (2), (4)	$27,618,172	9,279,706	2.87%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$25,842,865	25,842,865	7.99%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$1,824,183	1,824,183	0.56%
Total Plastics Product Manufacturing		36,946,754

Scheduled Air Transportation (2.38%)
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N659UA, 12%, due 2/28/16 (4)	$3,417,625	3,693,017	1.14%
N661UA, 12%, due 5/4/16 (4)	$3,670,061	4,011,152	1.24%
Total Scheduled Air Transportation		7,704,169

Specialty Hospitals (1.21%)
21C East Florida, LLC, Term Loan B, LIBOR + 10.5%, 1.25% LIBOR Floor, due 1/15/17	$3,513,514	3,437,973	1.06%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A, LIBOR + 5.75%, 1.25% LIBOR Floor, due 1/15/17	$486,486	479,676	0.15%
Total Specialty Hospitals		3,917,649

Software Publishers (1.58%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$5,145,702	5,114,828	1.58%

2

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount or	Fair	Cash and
Investment	Shares	Value	Investments

Debt Investments (continued)

Wired Telecommunications Carriers (2.12%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$6,788,468	$6,856,353	2.12%

Total Bank Debt (Cost $235,738,931)		169,138,001

Other Corporate Debt Securities (8.32%)
Aerospace Product and Parts Manufacturing (0.17%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$10,434,000	433,929	0.13%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$3,047,000	126,719	0.04%
Total Aerospace Product and Parts Manufacturing		560,648

Electronic Shopping and Mail-Order Houses (0.02%)
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15 (6)	$62,012	60,616	0.02%

Gaming Industries (3.60%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$26,537,000	11,659,694	3.60%

Home Furnishings Stores (0.15%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$6,591,000	477,847	0.15%

Oil and Gas Extraction (4.38%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$13,340,000	14,161,251	4.38%

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (2), (3), (6)	$16,527,000	17	-

Total Other Corporate Debt Securities (Cost $65,099,183)		26,920,073

Total Debt Investments (Cost $300,838,114)		196,058,074

Equity Securities (36.48%)
Aerospace Product and Parts Manufacturing (1.45%)
Beech Holdings, LLC, Membership Units (2), (6)	606,790	4,687,453	1.45%

Alumina and Aluminum Production and Processing (0.52%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (6)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (6)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (3), (6)	90	21,685	-
Revere Leasing, LLC, Class B Units (2), (3), (6)	6,940	1,673,643	0.52%
Total Alumina and Aluminum Production and Processing		1,695,328

Business Support Services (0.93%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	1,179,050	2,789,632	0.86%
Findly Talent, LLC, Membership Units (2), (6)	992,344	227,247	0.07%
Total Business Support Services		3,016,879

Communications Equipment Manufacturing (14.97%)
Dialogic, Inc., Common Stock (2), (3), (6)	3,121,129	2,434,480	0.75%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	1,181,484	22,973	0.01%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	276,043	5,649,651	1.75%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (3), (5), (6)	27,328,261	40,302,706	12.46%
Total Communications Equipment Manufacturing		48,409,810

Depository Credit Intermediation (0.25%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (2)	92,479	802,718	0.25%

3

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Electric Power Generation, Transmission, and Distribution (0.01%)
Mach Gen, LLC, Common Units (2), (6)	8,012	$34,051	0.01%

Electronic Shopping and Mail-Order Houses (0.12%)
Shop Holding, LLC, Class A Units (2), (6)	430,001	404,108	0.12%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	276,985	15,120	-
Total Electronic Shopping and Mail-Order Houses		419,228

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	48	10,647	0.00%

Nonscheduled Air Transportation (0.14%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (2), (6)	587	450,006	0.14%

Oil and Gas Extraction (1.39%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (6)	303	4,503,177	1.39%

Other Electrical Equipment and Component Manufacturing (0.94%)
EPMC HoldCo, LLC, Membership Units (4), (6)	2,561,000	3,047,590	0.94%

Other Financial Investment Activities (0.01%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	233,889	35,083	0.01%

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (2), (6)	135,791	35,306	0.01%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	73,517,938	-	-

Radio and Television Broadcasting (0.13%)
SCG Financial Acquisition Corp., Common Stock (2)	72,907	411,925	0.13%

Scheduled Air Transportation (2.56%)
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (4), (6)	615	4,134,593	1.28%
United N661UA-767, LLC (4), (6)	597	4,148,919	1.28%
Total Scheduled Air Transportation		8,283,512

Semiconductor and Other Electronic Component Manufacturing (1.07%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	4,550,676	3,458,514	1.07%

Software Publishers (0.44%)
Open Text Corporation, Common Stock (2)	29,540	1,409,353	0.44%

Wired Telecommunications Carriers (11.54%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	183,893	5,239,112	1.62%
Integra Telecom, Inc., Common Stock (2), (3), (6)	5,728,661	25,111,963	7.76%
Integra Telecom, Inc., Warrants (2), (3), (6)	2,272,561	1,220,161	0.38%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (2), (5), (6)	2,127	5,746,043	1.78%
Total Wired Telecommunications Carriers		37,317,279

Total Equity Securities (Cost $220,712,693)		118,027,859

Total Investments (Cost $521,550,807) (7)		314,085,933

4

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (2.92%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.03%, Collateralized by Federal Home Loan Bank Bonds	$243,597	$243,597	0.08%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/14	$2,000,000	2,000,000	0.62%
Cash Denominated in Foreign Currencies	€287,400	287,400	0.09%
Cash Held on Account at Various Institutions	$6,930,492	6,930,492	2.13%
Total Cash and Cash Equivalents		9,461,489

Total Cash and Investments		$323,547,422	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(6)	Restricted security.

(7)	Includes investments with an aggregate market value of $5,272,500 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $5,528,414 and $18,805,006, respectively for the three months ended March 31, 2014. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of March 31, 2014 was $293,524,636, or 90.72% of total cash and investments of the Company.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $521,550,807. Net unrealized depreciation aggregated $207,464,874, of which $42,741,165 related to appreciated investments and $250,206,039 related to depreciated investments.

See accompanying notes.

5

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2014, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$11,659,694	$10,297,588
2	Other observable market inputs *	8,235,194	14,161,251	-
3	Independent third-party pricing sources that employ significant unobservable inputs	160,902,807	538,464	94,752,462
3	Internal valuations with significant unobservable inputs	-	560,664	12,977,809
Total		$169,138,001	$26,920,073	$118,027,859

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$162,316,671	$477,848	$95,104,059
Net realized and unrealized gains (losses)	(6,001,269)	220,699	(954,095)
Acquisitions	5,372,399	62,011	757,333
Dispositions	(784,994)	(222,094)	(792,185)
Transfers into Level 3†	-	-	4,664,698
Reclassifications within Level 3‡	-	-	(4,027,348)
Ending balance	$160,902,807	$538,464	$94,752,462

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,003,130)	$220,699	$(954,095)

† Comprised of one investment that was transferred from Level 2 due to reduced trading volumes.

‡ Comprised of one investment that was reclassified to Investment Manager Valuation.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$557,941	$8,202,327
Net realized and unrealized gains (losses)	-	26,869	(5,907,543)
Acquisitions	-	-	331,055
Dispositions	-	(24,146)	(1,746,083)
Transfers into Level 3§	-	-	8,070,705
Reclassifications within Level 3**	-	-	4,027,348
Ending balance	$-	$560,664	$12,977,809

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$26,869	$(4,289,588)

§ Comprised of one investment that was transferred from Level 2 due to the increased significance of unobservable inputs.

** Comprised of one investment that was reclassified from Independent Third-Party Valuation.

6

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2014 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$9,215,422	$-	$-	$6,679,505	$-
Dialogic, Inc., Common Stock	1,089,274	-	-	2,434,480	-
Dialogic, Inc., Warrants to Purchase Common Stock	30,686	-	-	22,973	-
EPMC HoldCo, LLC, Membership Units	3,047,590	-	-	3,047,590	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	7,348,748	-	-	5,649,651	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	40,226,602	-	-	40,302,706	9,634
Integra Telecom, Inc., Common Stock	25,097,288	-	-	25,111,963	-
Integra Telecom, Inc., Warrants	1,271,090	-	-	1,220,161	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	17	-	(24,146)	17	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	21,393,429	-	-	21,393,429	-
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15	15,264,794	376,392	-	15,641,187	376,495
Revere Leasing, LLC, Class A Units	22,024	-	(339)	21,685	-
Revere Leasing, LLC, Class B Units	1,699,773	-	(26,135)	1,673,643	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	12,538,650	-	-	9,279,706	-
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	4,132,029	-	(376,952)	3,693,017	109,716
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	4,443,144	-	(365,567)	4,011,152	114,147
N659UA Equipment Trust Beneficial Interests	3,979,744	376,952	(236,347)	4,134,593	-
N661UA Equipment Trust Beneficial Interests	3,997,106	365,567	(232,256)	4,148,919	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	24,908,191	934,674	-	25,842,865	926,019
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	1,758,207	65,976	-	1,824,183	65,365
Woodbine Intermediate Holdings, LLC, Membership Units	8,070,705	7,472	-	4,503,177	-

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuer's voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2014 were as follows:

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	3/1/13	$6,287,251
Findly Talent, LLC, Membership Units	1/1/14	323,581
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	406,003
LightSquared Inc., Call Option $0.01	12/31/13	-
Mach Gen, LLC, Common Units	Various 2005	1,442,223
Marsico Holdings, LLC, Common Interest Units	9/10/12	239,429
Precision Holdings, LLC, Class C Membership Interests	Various 2010	-
Shop Holding, LLC, Class A Units	6/2/11	392,194
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	62,012
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,321,700
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
V Telecom Investment S.C.A., Common Shares	11/9/12	4,966,834
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	11,187,068

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:  /s/ Mark K. Holdsworth

Name:  Mark K. Holdsworth

Title:  Chief Executive Officer

Date:  May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Mark K. Holdsworth

Name:  Mark K. Holdsworth

Title:  Chief Executive Officer

Date:  May 30, 2014

By:  /s/ Paul L. Davis

Name:  Paul L. Davis

Title:  Chief Financial Officer

Date:  May 30, 2014